Note 14	12 Months Ended
Dec. 31, 2025
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the consolidated balance sheets, according to the nature of the financial instrument, is as follows:

FINANCIAL ASSETS AT AMORTIZED COST (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Debt securities		73,379	59,014	49,462
Central banks		1,598	6	22
General governments		65,868	54,806	45,124
Credit institutions		3,914	2,459	2,366
Other financial corporations		701	451	923
Non-financial corporations		1,297	1,292	1,027
Loans and advances to central banks		10,869	8,255	7,151
Loans and advances to credit institutions		24,244	22,655	17,477
Reverse repurchase agreements		8,120	9,157	5,786
Other loans and advances		16,123	13,497	11,690
Loans and advances to customers	7.2.2	460,401	412,477	377,643
General governments		25,905	22,111	23,265
Other financial corporations		23,522	17,497	13,251
Non-financial corporations		217,390	193,386	171,063
Other		193,583	179,483	170,063
Total	8.2	568,893	502,400	451,732
Of which: impaired assets of loans and advances to customers	7.2.2	14,346	14,211	14,444
Of which: loss allowances of loans and advances	7.2.5	(12,329)	(11,630)	(11,316)
Of which: loss allowances of debt securities		(49)	(57)	(82)
During 2025, the Group made a payment corresponding to the Interest Margin and Commission Tax (“IMIC”, by its acronym in Spanish) for the year ended December 31, 2024, regulated by the Ninth Final Provision of Law 7/2024. However, given that such payment was made but considered undue with respect to such year under the existing legal framework, as of December 31, 2025, an asset for the amount disbursed (€295 million) was recorded under the “General governments” heading within the "Financial assets at amortized cost - Loans and advances to customers" item in the balance sheet.
Debt securities
The breakdown of the balance under the heading “Debt securities” in the consolidated balance sheets, according to the issuer of the debt securities, is as follows:

FINANCIAL ASSETS AT AMORTIZED COST. DEBT SECURITIES (MILLIONS OF EUROS)

	2025	2024	2023
Domestic debt securities
Government and other government agencies	39,252	35,664	25,857
Credit institutions	1,108	1,099	1,028
Other issuers	404	367	230
Subtotal	40,764	37,130	27,114
Foreign debt securities
Mexico	6,701	4,139	6,277
Government and other government agencies	5,142	4,076	6,205
Central banks	1,519	—	—
Credit institutions	40	63	72
Other issuers	—	—	—
The United States	2,282	2,505	2,229
Government and other government agencies	2,244	2,463	2,188
Credit institutions	21	20	19
Other issuers	17	22	21
Turkey	5,288	6,764	6,284
Government and other government agencies	5,251	6,622	6,167
Credit institutions	8	7	8
Other issuers	29	135	109
Other countries	18,345	8,476	7,558
Other foreign governments and other government agency	13,980	5,982	4,707
Central banks	79	6	22
Credit institutions	2,738	1,269	1,239
Other issuers	1,548	1,219	1,591
Subtotal	32,615	21,884	22,348
Total	73,379	59,014	49,462
As of December 31, 2025, 2024 and 2023, the distribution according to the credit quality (ratings) of the issuers of debt securities classified as financial assets at amortized cost, was as follows:

DEBT SECURITIES BY RATING

	2025		2024		2023
	Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%
AAA	2,703	3.7%	1,907	3.2%	1,829	3.7%
AA+	3,242	4.4%	3,418	5.8%	3,096	6.3%
AA	—	—%	69	0.1%	142	0.3%
AA-	7,362	10.0%	1,027	1.7%	60	0.1%
A+	569	0.8%	22	—%	25	0.1%
A	37,936	51.7%	497	0.8%	444	0.9%
A-	2,014	2.7%	34,652	58.7%	24,739	50.0%
BBB+	10,160	13.8%	4,518	7.7%	6,615	13.4%
BBB	1,170	1.6%	4,105	7.0%	4,551	9.2%
BBB-	1,856	2.5%	890	1.5%	548	1.1%
BB+ or below	6,027	8.2%	7,199	12.2%	6,642	13.4%
Unclassified	341	0.5%	711	1.2%	772	1.6%
Total	73,379	100.0%	59,014	100.0%	49,462	100.0%
Loans and advances to customers
The breakdown of the balance under this heading in the consolidated balance sheets, according to their nature, is as follows:

LOANS AND ADVANCES TO CUSTOMERS (MILLIONS OF EUROS)

	2025	2024	2023
On demand and short notice	6,192	5,307	3,040
Credit card debt	30,651	27,720	22,889
Trade receivables	34,291	31,693	25,096
Finance leases	10,610	10,125	9,463
Reverse repurchase agreements	743	262	92
Other term loans	371,054	331,451	312,186
Advances that are not loans	6,861	5,919	4,877
Total	460,401	412,477	377,643
The following table sets forth a breakdown of the gross carrying amount "Loans and advances to customers" with maturity greater than one year by fixed and variable rate as of December 31, 2025, 2024 and 2023:

LOANS AND ADVANCES MATURING IN MORE THAN ONE YEAR BY FIXED AND VARIABLE RATE (MILLIONS OF EUROS)

	2025			2024			2023
	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Fixed rate	76,871	95,806	172,677	67,284	85,473	152,757	63,060	77,381	140,441
Variable rate	59,584	81,950	141,534	62,359	65,493	127,851	66,188	61,723	127,911
Total	136,454	177,757	314,211	129,642	150,966	280,608	129,248	139,104	268,352
As of December 31, 2025, 2024 and 2023, 55%, 54% and 52%, respectively, of "Loans and advances to customers" with maturity greater than one year have fixed-interest rates and 45%, 46% and 48%, respectively, have variable interest rates.
This heading also includes certain loans that have been securitized. The balances recognized in the consolidated balance sheets corresponding to these securitized loans are as follows:

SECURITIZED LOANS (MILLIONS OF EUROS)

	2025	2024	2023
Securitized mortgage assets	17,408	19,537	20,406
Other securitized assets	8,662	8,702	8,493
Total	26,070	28,239	28,899
The heading Loans and advances to customers includes a non-significant deposit with the Bank of France associated with the contribution to the Single Resolution Fund for the years 2018, 2017 and 2016, which was made in the form of an irrevocable payment commitment.